UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Banks - 4.5%
JPMorgan Chase & Co.	126,325		14,254,513
Wells Fargo & Co.	72,850		3,828,996
			18,083,509
Capital Goods - 1.8%
United Technologies	50,275		7,028,948
Commercial & Professional Services - .7%
Verisk Analytics	23,740	[a]	2,861,857
Consumer Durables & Apparel - 3.3%
Hermes International	2,677		1,773,498
LVMH Moet Hennessy Louis Vuitton	15,500		5,481,661
NIKE, Cl. B	70,365		5,961,323
			13,216,482
Consumer Services - 1.5%
McDonald's	35,775		5,984,800
Diversified Financials - 8.8%
American Express	68,525		7,297,227
BlackRock	19,850		9,355,900
Intercontinental Exchange	64,050		4,796,705
S&P Global	35,250		6,887,497
State Street	80,425		6,738,007
			35,075,336
Energy - 6.8%
Chevron	81,100		9,916,908
ConocoPhillips	72,650		5,623,110
Exxon Mobil	137,339		11,676,562
			27,216,580
Food, Beverage & Tobacco - 14.6%
Altria Group	175,075		10,558,773
Anheuser-Busch InBev, ADR	37,050	[b]	3,244,469
Coca-Cola	225,850		10,432,011
Constellation Brands, Cl. A	24,100		5,196,442
Nestle, ADR	74,325		6,183,840
PepsiCo	61,875		6,917,625
Philip Morris International	194,975		15,898,261
			58,431,421
Health Care Equipment & Services - 3.3%
Abbott Laboratories	103,375		7,583,590
UnitedHealth Group	20,450		5,440,518
			13,024,108

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Household & Personal Products - 2.8%
Estee Lauder, Cl. A	78,225		11,367,657
Insurance - 2.7%
Chubb	81,450		10,884,978
Materials - 2.0%
Air Products & Chemicals	9,900		1,653,795
Praxair	40,450		6,501,529
			8,155,324
Media - 5.2%
Comcast, Cl. A	270,640		9,583,362
Twenty-First Century Fox, Cl. A	139,461		6,461,228
Walt Disney	41,825		4,891,016
			20,935,606
Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
AbbVie	84,950		8,034,571
Novo Nordisk, ADR	136,675		6,442,860
Roche Holding, ADR	162,775		4,909,294
			19,386,725
Retailing - 1.6%
Amazon. com	3,100	[a]	6,209,300
Semiconductors & Semiconductor Equipment - 5.3%
ASML Holding	36,575	[b]	6,876,831
Infineon Technologies, ADR	50,000		1,136,000
Texas Instruments	123,525		13,252,997
			21,265,828
Software & Services - 19.3%
Alphabet, Cl. C	13,444	[a]	16,045,011
Automatic Data Processing	16,965		2,555,947
Facebook, Cl. A	115,535	[a]	19,000,886
Microsoft	233,635		26,720,835
Visa, Cl. A	87,225	[b]	13,091,600
			77,414,279
Technology Hardware & Equipment - 6.8%
Apple	120,900		27,291,966
Transportation - 3.6%
Canadian Pacific Railway	29,875		6,331,708
Union Pacific	49,350		8,035,660
			14,367,368
Total Common Stocks (cost $165,869,708)			398,202,072

	7-Day
	Yield (%)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,837,028)	2.01	1,837,028 [c]	1,837,028

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $2,620,080)	1.97	2,620,080 [c]	2,620,080
Total Investments (cost $170,326,816)		100.6%	402,659,180
Liabilities, Less Cash and Receivables		(.6%)	(2,285,823)
Net Assets		100.0%	400,373,357

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $22,317,926 and the value of the collateral held by the fund was $22,848,025, consisting of cash collateral of $2,620,080 and U.S. Government & Agency securities valued at $20,227,945.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	398,202,072	-	-	398,202,072
Registered Investment
Companies	4,457,108	-	-	4,457,108

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $232,332,364, consisting of $233,361,930 gross unrealized appreciation and $1,029,566 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
September 30, 2018 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
U. S. Government Agencies - 54.2%
Federal Farm Credit Bank
2.06%, 10/6/18, 1 Month LIBOR - .09%	10,000,000	[a]	9,996,110
Federal Home Loan Bank
1.99%, 10/26/18	25,000,000	[b]	24,965,625
Federal Home Loan Bank
2.00%, 10/1/18	15,000,000	[b]	15,000,000
Federal Home Loan Bank
2.00%, 10/4/18, 1 Month LIBOR - .10%	5,000,000	[a]	5,000,000
Federal Home Loan Bank
2.16%, 12/25/18, 3 Month LIBOR - .21%	10,000,000	[a]	10,000,000
Federal Home Loan Bank
2.17%, 10/23/18, 1 Month LIBOR - .04%	5,000,000	[a]	5,000,088
Federal Home Loan Bank
2.27%, 1/30/19	20,000,000	[b]	19,848,750
Total U. S. Government Agencies
(cost $89,810,573)			89,810,573
U.S. Treasury Bills - 6.0%
U.S. Treasury Bills
2.23%, 2/28/19
(cost $9,907,917)	10,000,000	[b]	9,907,917
Repurchase Agreements - 39.9%
ABN AMRO Bank
Tri-Party Agreement thru BNY Mellon, 2.25%, dated
9/28/18, due 10/1/18 in the amount of $6,001,125
(fully collateralized by $6,227,528 U.S. Treasuries, 1%-
3.13%, due 11/30/18-8/15/44, value $6,120,001)	6,000,000		6,000,000
Bank of Nova Scotia
Tri-Party Agreement thru BNY Mellon, 2.23%, dated
9/28/18, due 10/1/18 in the amount of $30,005,575
(fully collateralized by $30,353,697 U.S. Treasuries
(including strips), 0%-4.75%, due 11/1/18-2/15/47,
value $30,600,002)	30,000,000		30,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)	Value ($)
Repurchase Agreements - 39.9% (continued)
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 2.24%, dated
9/28/18, due 10/1/18 in the amount of $30,005,600
(fully collateralized by $32,129,956 U.S. Treasuries
(including strips), 0%-8.50%, due 10/11/18-
11/15/47, value $30,600,001)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $66,000,000)		66,000,000
Total Investments (cost $165,718,490)	100.1%	165,718,490
Liabilities, Less Cash and Receivables	(.1%)	(204,328)
Net Assets	100.0%	165,514,162

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	165,718,490
Level 3 - Significant Unobservable Inputs	-
Total	165,718,490

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Automobiles & Components - .3%
General Motors	9,131		307,441
Banks - 6.8%
Bank of America	45,399		1,337,455
BB&T	6,273		304,491
Citigroup	11,814		847,536
JPMorgan Chase & Co.	17,330		1,955,517
SunTrust Banks	4,145		276,845
U. S. Bancorp	9,784		516,693
Wells Fargo & Co.	15,658		822,984
			6,061,521
Capital Goods - 7.1%
Dover	2,545		225,309
Fortive	8,321	[a]	700,628
Harris	1,305		220,819
Honeywell International	8,844		1,471,642
L3 Technologies	1,363		289,801
PACCAR	6,774		461,919
Quanta Services	9,569	[b]	319,413
Raytheon	5,240		1,082,898
United Technologies	11,201		1,566,012
			6,338,441
Commercial & Professional Services - 1.1%
Cintas	2,443		483,250
CoStar Group	1,127	[b]	474,287
			957,537
Consumer Durables & Apparel - .7%
PVH	2,187		315,803
Roku	4,942	[a]	360,914
			676,717
Consumer Services - .9%
Chipotle Mexican Grill	694	[b]	315,437
Las Vegas Sands	8,144		483,184
			798,621
Diversified Financials - 5.6%
Ameriprise Financial	7,403		1,093,127
Berkshire Hathaway, Cl. B	9,007	[b]	1,928,489
Capital One Financial	3,041		288,682
Goldman Sachs	2,144		480,771
LPL Financial Holdings	3,262		210,432

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Diversified Financials - 5.6% (continued)
Morgan Stanley	6,758		314,720
Raymond James Financial	2,978		274,125
Voya Financial	9,103		452,146
			5,042,492
Energy - 6.8%
Anadarko Petroleum	7,617		513,462
Andeavor	3,437		527,580
Apergy	6,511		283,619
Hess	9,238		661,256
Marathon Petroleum	12,959		1,036,331
Occidental Petroleum	13,312		1,093,847
Phillips 66	6,745		760,296
Schlumberger	6,033		367,530
Valero Energy	7,305		830,944
			6,074,865
Food & Staples Retailing - 1.1%
Costco Wholesale	2,259		530,594
CVS Health	6,008		472,950
			1,003,544
Food, Beverage & Tobacco - 3.3%
Coca-Cola	4,338		200,372
Coca-Cola European Partners	4,832		219,711
Conagra Brands	13,161		447,079
Kellogg	7,609	[a]	532,782
Kraft Heinz	7,557		416,466
Monster Beverage	3,865	[b]	225,252
PepsiCo	8,351		933,642
			2,975,304
Health Care Equipment & Services - 7.8%
Abbott Laboratories	6,284		460,994
ABIOMED	894	[b]	402,077
Becton Dickinson & Co.	1,812		472,932
Boston Scientific	17,120	[b]	659,120
Edwards Lifesciences	2,202	[b]	383,368
HCA Healthcare	1,579		219,670
Humana	941		318,547
IDEXX Laboratories	2,474	[b]	617,659
McKesson	1,600		212,240
Medtronic	4,356		428,500
Quest Diagnostics	3,042		328,262
UnitedHealth Group	6,412		1,705,848
WellCare Health Plans	2,348	[b]	752,511
			6,961,728

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Insurance - 2.2%
American International Group	7,737		411,918
Assurant	2,811		303,447
Hartford Financial Services	8,933		446,293
Progressive	11,963		849,852
			2,011,510
Materials - 4.8%
CF Industries Holdings	15,384		837,505
DowDuPont	8,962		576,346
Freeport-McMoRan	21,149		294,394
Martin Marietta Materials	2,743	[a]	499,089
Mosaic	16,649		540,760
Newmont Mining	6,380		192,676
Praxair	4,574		735,179
Vulcan Materials	5,411		601,703
			4,277,652
Media - 1.1%
Comcast, Cl. A	15,003		531,256
Omnicom Group	6,907		469,814
			1,001,070
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Biogen	979	[b]	345,890
BioMarin Pharmaceutical	2,596	[b]	251,734
Bluebird Bio	1,569	[a,b]	229,074
Eli Lilly & Co.	5,955		639,031
Illumina	1,162	[b]	426,524
Jazz Pharmaceuticals	1,510	[b]	253,876
Merck & Co.	15,253		1,082,048
Neurocrine Biosciences	2,670	[a,b]	328,277
Pfizer	24,820		1,093,817
Vertex Pharmaceuticals	2,619	[b]	504,786
			5,155,057
Real Estate - .9%
Lamar Advertising, Cl. A	5,992	[a,c]	466,178
Outfront Media	17,179	[a,c]	342,721
			808,899
Retailing - 6.5%
Amazon. com	1,698	[b]	3,401,094
Home Depot	5,092		1,054,808
O'Reilly Automotive	2,309	[b]	801,962
Wayfair, Cl. A	4,111	[b]	607,071
			5,864,935
Semiconductors & Semiconductor Equipment - 3.7%
Broadcom	2,923		721,192
NVIDIA	2,750		772,805

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Semiconductors & Semiconductor Equipment - 3.7%
(continued)
Qualcomm	7,209		519,264
Texas Instruments	6,433		690,197
Xilinx	7,146		572,895
			3,276,353
Software & Services - 17.1%
Activision Blizzard	8,834		734,900
Alphabet, Cl. C	1,782	[b]	2,126,764
Facebook, Cl. A	11,149	[b]	1,833,565
FleetCor Technologies	2,032	[b]	462,971
Fortinet	4,077	[b]	376,185
HubSpot	2,246	[b]	339,034
International Business Machines	12,254		1,852,927
Microsoft	20,785		2,377,180
Oracle	6,341		326,942
PayPal Holdings	8,811	[b]	773,958
salesforce.com	5,485	[b]	872,280
ServiceNow	2,689	[b]	526,049
Splunk	3,226	[b]	390,056
SS&C Technologies Holdings	8,369		475,610
Teradata	8,170	[a,b]	308,091
Twilio, Cl. A	3,913	[b]	337,614
Visa, Cl. A	7,742		1,161,997
			15,276,123
Technology Hardware & Equipment - 6.5%
Apple	15,745		3,554,276
Cisco Systems	28,162		1,370,081
Corning	9,111		321,618
Palo Alto Networks	2,393	[b]	539,047
			5,785,022
Telecommunication Services - 4.9%
AT&T	40,901		1,373,456
T-Mobile US	10,563	[b]	741,311
Verizon Communications	42,263		2,256,422
			4,371,189
Transportation - 1.8%
Delta Air Lines	11,736		678,693
Union Pacific	5,818		947,345
			1,626,038
Utilities - 1.2%
FirstEnergy	11,312		420,467
PPL	23,848	[a]	697,792
			1,118,259
Total Common Stocks (cost $61,905,427)			87,770,318

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 1000 Value ETF
(cost $428,655)		3,362	425,696
	7-Day
	Yield (%)
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,295,326)	2.01	1,295,326 [d]	1,295,326

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $712,500)	1.97	712,500 [d]	712,500
Total Investments (cost $64,341,908)		100.8%	90,203,840
Liabilities, Less Cash and Receivables		(.8%)	(672,335)
Net Assets		100.0%	89,531,505

ETF—Exchange-Traded Fund

[a]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $4,378,816 and the value of the collateral held by the fund was $4,495,365, consisting of cash collateral of $712,500 and U.S. Government & Agency securities valued at $3,782,865.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	87,770,318	-	-	87,770,318
Exchange-Traded
Funds	425,696	-	-	425,696
Registered Investment
Companies	2,007,826	-	-	2,007,826

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $25,861,932, consisting of $26,709,249 gross unrealized appreciation and $847,317 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
China - .9%
Baidu, ADR	1,359	[a]	310,776
France - 9.2%
AXA	22,104		594,118
BNP Paribas	13,771		842,771
Thales	4,362		619,642
Total	8,784		569,493
Vivendi	20,542		528,761
			3,154,785
Georgia - .7%
TBC Bank Group	11,716		257,157
Germany - 8.8%
Deutsche Post	11,921		425,053
Deutsche Wohnen-BR	5,156		247,357
Hella KGaA Hueck & Co.	9,318		519,729
Infineon Technologies	29,028		659,567
LEG Immobilien	3,932		466,797
SAP	5,759		708,768
			3,027,271
Hong Kong - 3.5%
AIA Group	106,000		946,483
Man Wah Holdings	405,200		242,757
			1,189,240
Ireland - 2.3%
AIB Group	73,697		377,346
CRH	12,981		425,016
			802,362
Japan - 32.4%
Don Quijote Holdings	13,900		703,441
Ebara	19,800		683,119
FANUC	1,600		301,637
Invincible Investment	1,126		470,736
Japan Airlines	14,036		504,515
Japan Tobacco	25,700		670,887
M3	14,800		335,807
Macromill	13,600		287,872
Mitsubishi UFJ Financial Group	109,400		682,763
Recruit Holdings	10,505		350,598
Seven & i Holdings	7,900		351,822
SoftBank Group	5,500		555,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Japan - 32.4% (continued)
Sony	23,400		1,434,645
Sugi Holdings	11,700		574,600
Suntory Beverage & Food	7,200		304,805
Suzuki Motor	10,600		607,154
TechnoPro Holdings	21,300		1,321,642
Topcon	26,400		481,901
Yokogawa Electric	21,600		456,828
			11,080,000
Netherlands - 6.6%
Royal Dutch Shell, Cl. B	34,724		1,217,022
Wolters Kluwer	16,562		1,032,229
			2,249,251
Norway - 1.2%
DNB	19,376		407,696
Portugal - .9%
Galp Energia	15,112		299,858
South Korea - 2.0%
Samsung SDI	2,877		670,457
Switzerland - 11.5%
ABB	14,956		353,403
Credit Suisse Group	42,062	[a]	632,173
Ferguson	5,560		472,136
Novartis	11,139		957,949
Roche Holding	3,434		831,907
Zurich Insurance Group	2,146		678,306
			3,925,874
United Kingdom - 17.9%
Anglo American	14,651		329,026
Associated British Foods	12,026		358,950
Barclays	343,297		768,635
Diageo	9,237		327,354
GlaxoSmithKline	32,318		647,351
Informa	22,834		226,845
Prudential	29,162		668,782
RELX	16,591	[a]	348,564
Royal Bank of Scotland Group	347,168		1,131,247
Unilever	12,604		701,914
Vodafone Group	286,223		613,689
			6,122,357
Total Common Stocks (cost $30,692,507)			33,497,084

	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.7%
Germany - 1.7%
Volkswagen
(cost $506,635)	2.72	3,186	560,784
	7-Day
	Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $12,615)	2.01	12,615 [b]	12,615
Total Investments (cost $31,211,757)		99.6%	34,070,483
Cash and Receivables (Net)		.4%	153,376
Net Assets		100.0%	34,223,859

ADR—American Depository Receipt
BR—Bearer Certificate

[a]	Non-income producing security.
[b]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common
Stocks	13,250,473	20,246,611	†		33,497,084
Equity Securities - Preferred
Stocks	-	560,784	†		560,784
Registered Investment
Company	12,615				12,615
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††		78,549			78,549
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††		(42,403)			(42,403)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
CIBC World Markets Corp.
United States
Dollar	2,599	Euro	2,228	10/1/18	12
RBS Securities
United States
Dollar	3,882	Euro	3,347	10/1/18	(5)
United States
Dollar	7,053	Japanese Yen	799,229	10/3/18	16
United States
Dollar	6,312	Japanese Yen	711,904	10/2/18	45
United States
Dollar	5,989	British Pound	4,570	10/1/18	32
State Street Bank and Trust Company
United States
Dollar	23,458	Japanese Yen	2,648,095	10/1/18	146
United States
Dollar	1,701,095	Japanese Yen	188,505,000	10/16/18	39,793
United States
Dollar	3,955	Hong Kong Dollar	30,952	10/3/18	1
UBS Securities
		United States
British Pound	1,434,000	Dollar	1,846,298	11/14/18	26,736
United States
Dollar	1,857,033	British Pound	1,434,000	11/14/18	(16,001)
Euro	1,459,016	British Pound	1,447,247	11/14/18	11,768
Euro	1,286,603	British Pound	1,313,000	11/14/18	(26,397)
Gross Unrealized Appreciation					78,549
Gross Unrealized Depreciation					(42,403)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2018, accumulated net unrealized appreciation on investments was $2,858,726, consisting of $5,420,582 gross unrealized appreciation and $2,561,856 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Australia - 6.4%
Aristocrat Leisure	30,127		619,348
BHP Billiton	21,339		534,165
Macquarie Group	9,539		869,081
South32	128,576		364,330
Woodside Petroleum	19,199		535,414
Woolworths Group	22,712		461,001
			3,383,339
Austria - 2.0%
Erste Group Bank	8,272	[a]	343,638
OMV	12,423		697,964
			1,041,602
Belgium - 1.2%
UCB	7,294		655,477
Finland - 1.1%
UPM-Kymmene	15,104		592,733
France - 11.2%
Atos	7,487		891,009
BNP Paribas	15,680		959,599
Cie Generale des Etablissements
Michelin	7,227		863,843
Edenred	11,576		441,245
LVMH Moet Hennessy Louis Vuitton	1,136		401,753
Orange	93,009		1,483,215
Thales	2,287		324,878
Vinci	5,885		560,424
			5,925,966
Germany - 6.5%
Allianz	3,520		784,683
Bayer	7,164		636,392
Deutsche Post	13,906		495,830
Evonik Industries	14,107		505,290
Fresenius & Co.	9,262		680,060
Hapag-Lloyd	8,109	[b]	306,551
			3,408,806
Hong Kong - 2.9%
AIA Group	98,000		875,050
Sun Hung Kai Properties	46,000		669,873
			1,544,923

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Ireland - .9%
ICON	3,069	[a]	471,859
Italy - 4.0%
Enel	162,013		829,920
Leonardo	44,795		539,855
UniCredit	47,629		716,904
			2,086,679
Japan - 22.7%
Chubu Electric Power	30,700		464,337
Denso	14,800		781,422
Harmonic Drive Systems	7,800		287,300
Hitachi	27,400		930,857
ITOCHU	23,700		433,867
Kirin Holdings	28,400		727,622
Mitsubishi Electric	36,000		493,170
Nintendo	1,200		437,881
Panasonic	27,700		322,663
Recruit Holdings	15,200		507,291
Seven & i Holdings	18,500		823,887
Shionogi & Co.	13,000		849,428
Shiseido	6,600		511,120
Showa Denko	10,800		595,987
Sony	19,400		1,189,407
Sumitomo Mitsui Financial Group	31,200		1,259,314
Suzuki Motor	8,600		492,596
Taiyo Yuden	12,300		276,485
THK	11,000		279,986
Zeon	31,000		326,316
			11,990,936
Macau - 1.3%
Sands China	155,600		704,621
Netherlands - 6.7%
Heineken	6,830		640,424
Koninklijke DSM	4,978		527,340
Koninklijke Philips	11,573		527,194
NN Group	16,417		732,512
Royal Dutch Shell, Cl. B	30,861		1,081,635
			3,509,105
Norway - 1.8%
Aker BP	16,574		703,383
Telenor	12,705		248,363
			951,746
Portugal - 1.4%
Galp Energia	37,247		739,067

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Singapore - 1.2%
United Overseas Bank	31,700		627,948
Spain - 3.6%
ACS ACTIVIDADES DE CONSTRUCCION Y
SERVICIOS	12,795		544,904
AMADEUS IT GROUP	5,332		495,381
BANCO SANTANDER	167,930		845,314
			1,885,599
SWEDEN - 1.8%
ALFA LAVAL	17,226		467,118
SWEDBANK, CL. A	18,610		461,303
			928,421
SWITZERLAND - 8.1%
ADECCO GROUP	6,538		343,355
FERGUSON	5,294		449,550
JULIUS BAER GROUP	14,995	[a]	750,361
LONZA GROUP	2,912	[a]	994,009
NOVARTIS	15,497		1,332,736
STMICROELECTRONICS	22,317		406,027
			4,276,038
UNITED KINGDOM - 13.2%
ANGLO AMERICAN	21,226		476,687
BAE SYSTEMS	73,402		602,547
CINEWORLD GROUP	112,515		462,836
DIAGEO	29,304		1,038,523
FIAT CHRYSLER AUTOMOBILES	45,968	[a]	808,252
LEGAL & GENERAL GROUP	243,372		831,732
PRUDENTIAL	37,566		861,518
SSE	53,336		796,682
Unilever	19,555		1,074,579
			6,953,356
Total Common Stocks (cost $48,786,345)			51,678,221

Exchange-Traded Funds - .9%
united states - .9%
ishares msci eafe etf
(cost $465,718)	6,794		461,924

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - .6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $300,964)	2.01	300,964 [c]	300,964
Total Investments (cost $49,553,027)		99.5%	52,441,109
Cash and Receivables (Net)		.5%	269,434
Net Assets		100.0%	52,710,543

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $306,551 or .58% of net assets.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks	51,678,221	-	-	51,678,221
Exchange-Traded Fund	461,924	-	-	461,924
Registered Investment
Company	300,964	-	-	300,964

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2018, accumulated net unrealized appreciation on investments was $2,888,082, consisting of $5,566,231 gross unrealized appreciation and $2,678,149 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
September 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Automobiles & Components - 1.9%
Delphi Technologies	64,105		2,010,333
Visteon	21,003	[a,b]	1,951,179
			3,961,512
Banks - 8.4%
Ameris Bancorp	22,222		1,015,545
Atlantic Capital Bancshares	105,507	[a,b]	1,767,242
FCB Financial Holdings, Cl. A	25,554	[b]	1,211,260
First Interstate BancSystem, Cl. A	74,521	[a]	3,338,541
First Merchants	37,287		1,677,542
Great Western Bancorp	74,871		3,158,808
MGIC Investment	111,636	[b]	1,485,875
Midland States Bancorp	27,414		879,989
Union Bankshares	85,958	[a]	3,311,962
			17,846,764
Capital Goods - 3.7%
Simpson Manufacturing	58,536		4,241,519
Tennant	26,192	[a]	1,989,282
Wesco Aircraft Holdings	139,728	[b]	1,571,940
			7,802,741
Consumer Durables & Apparel - 1.0%
G-III Apparel Group	45,821	[a,b]	2,208,114
Consumer Services - 8.4%
Adtalem Global Education	81,475	[b]	3,927,095
Dave & Buster's Entertainment	93,724		6,206,403
Penn National Gaming	53,523	[a,b]	1,761,977
Pinnacle Entertainment	47,262	[b]	1,592,257
Planet Fitness, Cl. A	81,339	[b]	4,394,746
			17,882,478
Diversified Financials - 6.5%
Cannae Holdings	43,724	[b]	916,018
Capitol Investment Corp. IV	127,394	[b]	1,326,809
Green Dot, Cl. A	15,136	[b]	1,344,380
Investment Technology Group	103,479		2,241,355
OneMain Holdings	151,468	[b]	5,090,840
SLM	174,385	[b]	1,944,393
TPG Pace Holdings	89,822	[b]	954,808
			13,818,603
Energy - 8.5%
Arch Coal, Cl. A	14,672	[a]	1,311,677

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Energy - 8.5% (continued)
Ardmore Shipping	66,264	[b]	430,716
Delek US Holdings	111,867	[a]	4,746,517
GasLog	53,589	[a]	1,058,383
Green Plains	161,831	[a]	2,783,493
Navigator Holdings	36,609	[b]	442,969
PBF Energy, Cl. A	58,681		2,928,769
Scorpio Tankers	706,608	[a]	1,420,282
Select Energy Services, Cl. A	247,995	[a,b]	2,936,261
			18,059,067
Food & Staples Retailing - .5%
US Foods Holding	31,103	[b]	958,594
Health Care Equipment & Services - 3.8%
AxoGen	72,944	[a,b]	2,687,986
Evolent Health, Cl. A	183,772	[a,b]	5,219,125
HMS Holdings	8,046	[b]	263,989
			8,171,100
Materials - 12.2%
Alamos Gold, Cl. A	627,308		2,891,890
Cabot	103,010		6,460,787
Eagle Materials	29,306		2,498,043
IAMGOLD	593,396	[b]	2,183,697
Methanex	25,565		2,022,192
OMNOVA Solutions	295,909	[b]	2,914,704
Tahoe Resources	634,114	[a,b]	1,769,178
TimkenSteel	50,492	[b]	750,816
US Concrete	94,753	[a,b]	4,344,425
			25,835,732
Media - 4.7%
Criteo, ADR	162,299	[b]	3,723,139
Gray Television	93,101	[a,b]	1,629,268
Nexstar Media Group, Cl. A	28,073	[a]	2,285,142
Sinclair Broadcast Group, Cl. A	82,515		2,339,300
			9,976,849
Pharmaceuticals, Biotechnology & Life Sciences - 12.1%
DBV Technologies, ADR	30,903	[b]	694,081
Flexion Therapeutics	107,985	[a,b]	2,020,399
G1 Therapeutics	46,030	[a,b]	2,406,909
PRA Health Sciences	11,274	[b]	1,242,282
Revance Therapeutics	163,928	[a,b]	4,073,611
SAGE Therapeutics	24,617	[a,b]	3,477,151
TherapeuticsMD	1,083,593	[b]	7,108,370
Zogenix	92,157	[b]	4,570,987
			25,593,790

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Software & Services - 7.3%
Acxiom		94,781	[b]	4,683,129
Cardtronics, Cl. A		131,182	[b]	4,150,598
CommVault Systems		15,582	[b]	1,090,740
Talend, ADR		78,787	[b]	5,494,605
				15,419,072
Technology Hardware & Equipment - 8.1%
Ciena		223,856	[a,b]	6,993,261
Finisar		135,925	[a,b]	2,589,371
Infinera		298,617	[b]	2,179,904
Sierra Wireless		168,820	[a,b]	3,393,282
Viavi Solutions		185,622	[b]	2,104,953
				17,260,771
Transportation - 11.5%
Avis Budget Group		146,621	[b]	4,712,399
Knight-Swift Transportation Holdings		125,506	[a]	4,327,447
Mesa Air Group		84,989		1,177,948
Scorpio Bulkers		111,930		811,493
SkyWest		95,147		5,604,158
Werner Enterprises		219,833	[a]	7,771,097
				24,404,542
Total Common Stocks (cost $175,021,429)				209,199,729
		Number of
		Warrants
Warrants - .1%
Diversified Financials - .1%
Landcadia Holdings (6/1/23)
(cost $42,227)		60,324		71,786
	7-Day
	Yield (%)
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $3,185,421)	2.01	3,185,421	[c]	3,185,421

Investment of Cash Collateral for Securities Loaned - 2.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $5,782,727)	1.97	5,782,727	[c]	5,782,727

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $184,031,804)	102.9%	218,239,663
Liabilities, Less Cash and Receivables	(2.9%)	(6,106,133)
Net Assets	100.0%	212,133,530

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $52,612,228 and the value of the collateral held by the fund was $53,706,616, consisting of cash collateral of $5,782,727 and U.S. Government & Agency securities valued at $47,923,889.

[b]	Non-income producing security.
[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	209,199,729	-	-	209,199,729
Registered Investment
Companies	8,968,148	-	-	8,968,148
Warrants†	71,786	-	-	71,786

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2018, accumulated net unrealized appreciation on investments was $34,207,859, consisting of $43,926,532 gross unrealized appreciation and $9,718,673 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.6%
Aerospace & Defense - .3%
Waste Management,
Gtd. Notes	4.10	3/1/45	110,000		108,331
Agriculture - .3%
Reynolds American,
Gtd. Notes	4.85	9/15/23	90,000		93,466
Asset-Backed Certificates - 1.1%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/22	105,000	[b]	103,993
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	3.11	1/17/35	188,472	[b,c]	188,658
Tricon American Homes Trust,
Ser. 2017-SFR2, Cl. A	2.93	1/17/36	125,000	[b]	119,739
					412,390
Asset-Backed Ctfs./Auto Receivables - 3.3%
AmeriCredit Automobile Receivables
Trust,
Ser. 2014-1, Cl. D	2.54	6/8/20	250,911		250,882
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/23	85,000		82,955
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. A4	2.64	6/15/23	180,000		177,247
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	97,342	[b]	96,504
Nissan Auto Receivables Owner Trust,
Ser. 2017-B, Cl. A4	1.95	10/16/23	190,000		185,085
OSCAR US Funding Trust IX,
Ser. 2018-2A, Cl. A4	3.63	9/10/25	130,000	[b]	130,348
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	40,000	[b]	39,489
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	50,000	[b]	49,016
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4	3.50	5/12/25	190,000	[b]	189,902
					1,201,428
Banks - 7.8%
Bank of America,
Sr. Unscd. Notes	3.00	12/20/23	43,000		41,743
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	122,000		123,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.6% (continued)
Banks - 7.8% (continued)
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	125,000		120,904
Bank of America,
Sr. Unscd. Notes	3.42	12/20/28	109,000		102,359
Bank of America,
Sr. Unscd. Notes	3.97	3/5/29	100,000		97,664
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000		194,396
Citigroup,
Sr. Unscd. Bonds	3.40	5/1/26	205,000		194,822
Citigroup,
Sr. Unscd. Notes	3.89	1/10/28	120,000		116,543
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	185,000		186,688
Citigroup,
Sub. Notes	4.75	5/18/46	50,000		49,050
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	250,000		236,411
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	105,000		103,914
Goldman Sachs Group,
Sr. Unscd. Notes	3.69	6/5/28	50,000		47,616
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/29	50,000		47,721
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.60%	3.92	11/29/23	55,000	[c]	57,317
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	205,000		204,281
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/27	100,000		94,435
KeyBank,
Sr. Unscd. Bonds	2.50	11/22/21	250,000		243,071
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	205,000		201,654
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		105,325
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		65,011
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	110,000		107,397
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	95,000		94,761
					2,836,231
Beverage Products - .5%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	115,000		115,675

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.6% (continued)
Beverage Products - .5% (continued)
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00	4/13/28	50,000		49,353
Maple Escrow Subsidiary,
Gtd. Notes	4.06	5/25/23	20,000	[b]	20,046
					185,074
Chemicals - .9%
Dow Chemical,
Sr. Unscd. Notes	3.50	10/1/24	100,000	[d]	97,979
OCP Group,
Sr. Unscd. Notes	6.88	4/25/44	200,000		214,897
					312,876
Commercial & Professional Services - .1%
Republic Services,
Sr. Unscd. Notes	3.38	11/15/27	40,000		38,201
Commercial Mortgage Pass-Through Ctfs. - 1.7%
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		70,882
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	170,000		167,046
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	290,000		287,955
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[b]	96,108
					621,991
Diversified Financials - .9%
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	135,000		133,809
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[b]	59,628
Quicken Loans,
Gtd. Notes	5.75	5/1/25	40,000	[b]	40,150
Visa,
Sr. Unscd. Notes	3.15	12/14/25	110,000		106,716
					340,303
Electronic Components - .2%
Corning,
Sr. Unscd. Notes	4.38	11/15/57	80,000		70,240
Energy - 4.0%
Andeavor Logistics,
Gtd. Notes	3.50	12/1/22	40,000		39,415
Cenovus Energy,
Sr. Unscd. Notes	5.25	6/15/37	80,000		79,455
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	35,000		35,219
Concho Resources,
Gtd. Notes	4.88	10/1/47	30,000		30,423

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.6% (continued)
Energy - 4.0% (continued)
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	25,000		24,819
Energy Transfer Partners,
Gtd. Notes		5.15	2/1/43	195,000		185,662
EQT,
Sr. Unscd. Notes		3.90	10/1/27	85,000		79,758
Genesis Energy,
Gtd. Notes		6.75	8/1/22	35,000		35,875
Kinder Morgan,
Gtd. Notes		7.75	1/15/32	160,000		202,359
Marathon Petroleum,
Sr. Unscd. Notes		3.63	9/15/24	150,000		148,184
MPLX,
Sr. Unscd. Notes		4.13	3/1/27	70,000		68,269
MPLX,
Sr. Unscd. Notes		5.20	3/1/47	60,000		60,255
Petrobras Global Finance,
Gtd. Notes		7.38	1/17/27	115,000		116,644
TransCanada PipeLines,
Sr. Unscd. Notes		4.25	5/15/28	90,000		90,500
Western Gas Partners,
Sr. Unscd. Notes		4.50	3/1/28	35,000		33,619
Western Gas Partners,
Sr. Unscd. Notes		5.30	3/1/48	25,000		22,961
Williams Partners,
Sr. Unscd. Notes		4.50	11/15/23	130,000		132,514
Williams Partners,
Sr. Unscd. Notes		6.30	4/15/40	65,000		73,619
						1,459,550
Food Products - .8%
Kraft Heinz Foods,
Gtd. Notes		3.95	7/15/25	155,000		152,908
Kraft Heinz Foods,
Gtd. Notes		6.88	1/26/39	100,000		117,039
Post Holdings,
Gtd. Notes		5.50	3/1/25	40,000	[b]	39,830
						309,777
Foreign/Governmental - 8.6%
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/28	100,000		93,208
Argentine Government,
Unscd. Bonds	ARS	3.75	2/8/19	3,875,000		116,959
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	36.25	5/31/22	2,400,000	[c]	53,621
Canadian Government,
Bonds	CAD	0.50	12/1/50	180,000		138,076

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.6% (continued)
Foreign/Governmental - 8.6% (continued)
French Republic Government Bond OAT	EUR	2.00	5/25/48	245,000	[b]	307,175
Hellenic Government,
Bonds	EUR	3.90	1/30/33	170,000		180,811
Ivory Coast Government,
Sr. Unscd. Notes	EUR	5.25	3/22/30	100,000	[b]	110,757
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	142,600,000	[e]	1,319,010
Qatari Government,
Sr. Unscd. Notes		5.10	4/23/48	200,000		208,420
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/30	75,000	[b]	83,077
Russian Government,
Bonds, Ser. 6221	RUB	7.70	3/23/33	5,550,000		79,551
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	100,000		112,715
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	75,000	[b]	93,941
Spanish Government,
Sr. Unscd. Bonds, Ser. 30Y	EUR	2.70	10/31/48	75,000	[b]	89,277
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	95,000	[c]	50,363
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	2,900,000	[b]	76,363
						3,113,324
Health Care - 3.4%
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	120,000		130,657
AbbVie,
Sr. Unscd. Notes		3.20	5/14/26	135,000		125,869
Aetna,
Sr. Unscd. Notes		2.80	6/15/23	265,000		254,156
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	95,000		90,646
CVS Health,
Sr. Unscd. Notes		4.30	3/25/28	115,000		114,085
Gilead Sciences,
Sr. Unscd. Notes		3.65	3/1/26	55,000		54,074
Gilead Sciences,
Sr. Unscd. Notes		4.75	3/1/46	80,000		82,530
Medtronic,
Gtd. Notes		4.63	3/15/45	90,000		95,385
Shire Acquisitions Investments Ireland,
Gtd. Notes		2.88	9/23/23	135,000		128,887
Teva Pharmaceutical Finance
Netherlands III,
Gtd. Notes		3.15	10/1/26	45,000		37,511

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.6% (continued)
Health Care - 3.4% (continued)
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	115,000		123,169
					1,236,969
Industrials - 1.1%
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/31/49	395,000		385,569
Information Technology - .4%
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	140,000		129,982
Insurance - .6%
American International Group,
Sr. Unscd. Notes	4.20	4/1/28	120,000		118,899
Principal Financial Group,
Gtd. Notes	4.30	11/15/46	90,000		85,064
					203,963
Media - 1.9%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		91,727
21st Century Fox America,
Gtd. Notes	4.75	11/15/46	55,000		59,015
Amazon. com,
Sr. Unscd. Notes	4.05	8/22/47	105,000		103,002
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	100,000		95,666
Comcast,
Gtd. Notes	3.15	3/1/26	155,000		146,423
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/47	85,000	[b]	79,626
Warner Media,
Gtd. Debs.	5.35	12/15/43	110,000		108,704
					684,163
Metals & Mining - .7%
Anglo American Capital,
Gtd. Notes	4.50	3/15/28	200,000	[b]	192,214
Glencore Funding,
Gtd. Notes	4.63	4/29/24	70,000	[b]	70,693
					262,907
Municipal Bonds - 2.8%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		475,796
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	4.45	6/15/20	305,000		309,618
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		240,646
					1,026,060

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.6% (continued)
Retailing - .1%
Dollar Tree,
Sr. Unscd. Notes	4.20	5/15/28	25,000		24,316
Technology Hardware & Equipment - .5%
Dell International,
Sr. Scd. Notes	6.02	6/15/26	110,000	[b]	117,320
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	70,000		71,948
					189,268
Telecommunication Services - 1.5%
AT&T,
Sr. Unscd. Bonds	4.90	8/15/37	150,000	[b]	143,677
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	205,000		205,567
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/25	159,000		154,866
Zayo Group,
Gtd. Notes	5.75	1/15/27	40,000	[b]	40,180
					544,290
Transportation - .5%
CSX,
Sr. Unscd. Notes	2.60	11/1/26	75,000		68,298
FedEx,
Gtd. Notes	4.40	1/15/47	125,000		119,669
					187,967
U. S. Government Agencies Mortgage-Backed - 23.0%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/46			306,344	[f]	293,581
3.50%, 8/1/45			179,223	[f]	177,009
5.50%, 5/1/40			2,135	[f]	2,277
Federal National Mortgage Association
3.50%, 5/1/38			203,907	[f]	202,929
4.00%, 6/1/47			308,231	[f]	312,720
4.50%, 8/1/48			274,663	[f]	285,611
Federal National Mortgage Association:
2.87%, 12/1/47			264,441	[f]	261,974
2.89%, 1/1/48			304,541	[f]	301,493
3.00%, 11/1/30			355,087	[f]	352,125
3.50%, 5/1/30-9/1/47			3,240,340	[f]	3,203,565
4.50%, 10/1/40			557,025	[f]	578,863
5.00%, 3/1/21-10/1/33			290,535	[f]	307,457
7.00%, 6/1/29-9/1/29			14,055	[f]	14,565
Government National Mortgage Association I:
5.50%, 4/15/33			229,420		252,604
Government National Mortgage Association II:
3.00%, 11/20/45			845,106		821,567

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.6% (continued)
U. S. Government Agencies Mortgage-Backed - 23.0%
(continued)
4.00%, 10/20/47-1/20/48			553,260		563,301
4.50%, 7/20/48			407,717		422,038
7.00%, 9/20/28-7/20/29			2,991		3,369
					8,357,048
U. S. Government Securities - 27.9%
U.S. Treasury Bonds	4.50	2/15/36	545,000		646,836
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .06%	2.25	7/31/19	1,435,000	[c]	1,436,304
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL FLAT	2.19	1/31/20	1,010,000	[c]	1,010,044
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	790,132	[d,g]	773,717
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	735,491	[g]	702,758
U.S. Treasury Notes	2.38	3/15/21	905,000		894,889
U.S. Treasury Notes	2.38	4/15/21	675,000		667,011
U.S. Treasury Notes	2.50	3/31/23	3,185,000		3,126,650
U.S. Treasury Notes	3.13	5/15/48	905,000		892,698
					10,150,907
Utilities - 1.7%
Dominion Energy,
Sr. Unscd. Notes, Ser. D	2.85	8/15/26	165,000		150,401
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	85,000		92,710
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	80,000		80,497
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	90,000		90,553
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	150,000		191,950
					606,111
Total Bonds and Notes
(cost $35,901,513)					35,092,702
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .0%
Call Options - .0%
Euro,
Contracts 100,000 JP Morgan Chase
Bank	1.16	11/2018	100,000		861
Put Options - .0%
British Pound,
Contracts 140,000 Citigroup	1.35	12/2018	140,000		777

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount[a]		Value ($)
Options Purchased - .0% (continued)
Put Options - .0% (continued)
Chilean Peso,
Contracts 50,000 Citigroup	655.00	12/2018	50,000		1,045
Indian Rupee,
Contracts 110,000 Barclays Bank	71.70	12/2018	110,000		467
Norwegian Krone Cross Currency,
Contracts 50,000 Citigroup	EUR 9.40	10/2018	50,000		226
Polish Zloty,
Contracts 190,000 JP Morgan Chase
Bank	3.71	10/2018	190,000		2,142
South African Rand,
Contracts 190,000 Citigroup	12.49	12/2018	190,000		121
Swedish Krona,
Contracts 180,000 Barclays Bank	8.73	12/2018	180,000		2,317
Turkish Lira,
Contracts 380,000 Goldman Sachs
International	4.50	11/2018	380,000		0
					7,095
Total Options Purchased
(cost $25,206)					7,956
	Yield at
	Date of	Maturity	Principal
Description	Purchase (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 1.6%
U.S. Treasury Bills	2.03	12/13/18	500,000	[h,i]	497,849
U.S. Treasury Bills	2.10	1/3/19	100,000	[h,i]	99,428
Total Short-Term Investments
(cost $597,393)					597,277
	7-day
Description	Yield (%)		Shares		Value ($)
Other Investment - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $598,468)	2.01		598,468	[j]	598,468

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $102,000)	1.97		102,000	[j]	102,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $37,224,580)	100.2%	36,398,403
Liabilities, Less Cash and Receivables	(0.2%)	(58,557)
Net Assets	100.0%	36,339,846

BADLAR—Buenos Aires Interbank Offer Rate
GO—General Obligation
LIBOR—London Interbank Offered Rate

ARS—Argentine Peso
CAD—Canadian Dollar
EUR—Euro
JPY—Japanese Yen
RUB—Russian Ruble
UYU—Uruguayan Peso

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $2,577,711 or 7.09% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $871,697 and the value of the collateral held by the fund was $892,347, consisting of cash collateral of $102,000 and U.S. Government & Agency securities valued at $790,347.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Held by a counterparty for open exchange traded derivative contracts.
i	Security is a discount security. Income is recognized through the accretion of discount.
j	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,613,818	-	1,613,818
Commercial
Mortgage-Backed	-	621,991	-	621,991
Corporate Bonds†	-	10,209,554	-	10,209,554
Foreign Government	-	3,113,324	-	3,113,324
Municipal Bonds	-	1,026,060	-	1,026,060
Registered Investment
Companies	700,468	-	-	700,468
U. S. Government Agencies/
Mortgage-Backed	-	8,357,048	-	8,357,048
U.S. Treasury	-	10,748,184	-	10,748,184
Other Financial Instruments:
Futures††	19,730	-	-	19,730
Forward Foreign Currency
Exchange Contracts††	-	43,424	-	43,424
Options Purchased	-	7,956	-	7,956
Swaps††	-	456	-	456
Liabilities ($)
Other Financial Instruments:
Futures††	(27,805)	-	-	(27,805)
Forward Foreign Currency
Exchange Contracts††	-	(8,857)	-	(8,857)
Options Written	-	(423)	-	(423)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	16	12/2018	1,284,439 [a]	1,286,865	2,426
U.S. Treasury 2 Year
Notes	19	12/2018	4,016,102	4,003,953	(12,149)
U.S. Treasury 5 Year
Notes	7	12/2018	793,578	787,336	(6,242)
Ultra 10 Year U. S.
Treasury Notes	2	12/2018	256,316	252,000	(4,316)
Futures Short
Canadian 10 year Bond	9	12/2018	(936,600)[a]	(924,074)	12,526
Euro 30 Year Bond	1	12/2018	(202,741)[a]	(202,394)	347
Euro-Bobl	15	12/2018	(2,271,139)[a]	(2,276,237)	(5,098)
Euro-Bond	3	12/2018	(556,117)[a]	(553,089)	3,028
Japanese 10 Year Bond	1	12/2018	(1,322,385)[a]	(1,320,982)	1,403
Gross Unrealized Appreciation					19,730
Gross Unrealized Depreciation					(27,805)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Call Options:
Chilean Peso
December 2018 @ CLP 690	Citigroup	50,000	50,000		(408)
Norwegian Krone Cross Currency,
October 2018 @ NOK 9.8	Citigroup	50,000	50,000	EUR	(15)
Total Options Written
(premiums received $958)					(423)

a	Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold			Unrealized
Purchased	Currency	Currency	Currency	Settlement		Appreciation
Currency	Amounts	Sold	Amounts	Date		(Depreciation)($)
Barclays Bank
		United States
Czech Koruna	1,570,000	Dollar	71,147	12/7/18	†	(143)
Indonesian		United States
Rupiah	1,663,575,000	Dollar	107,068	12/7/18		3,570
		United States
Indian Rupee	1,969,500	Dollar	27,473	12/7/18		(543)
Mexican New		United States
Peso	1,130,000	Dollar	57,177	12/7/18		2,536
		United States
Russian Ruble	1,440,000	Dollar	20,658	12/7/18		1,160
		United States
Swedish Krona	2,450,000	Dollar	276,511	10/31/18		(76)
United States
Dollar	71,147	Euro	60,718	12/7/18		233
United States
Dollar	1,183,693	Japanese Yen	132,600,000	10/31/18		13,770
United States		South Korean
Dollar	138,012	Won	153,940,000	12/7/18		(1,002)
United States
Dollar	36,198	Malaysian Ringgit	150,000	12/7/18		-
United States
Dollar	111,635	Peruvian New Sol	370,000	11/27/18		(93)
United States
Dollar	172,242	Philippine Peso	9,320,000	12/7/18		608
United States
Dollar	223,785	Taiwan Dollar	6,825,000	12/7/18		(852)
Citigroup
		United States
Euro	265,447	Dollar	309,339	10/1/18		(1,142)
		United States
Norwegian Krone	1,375,000	Dollar	168,393	10/31/18		783
		United States
Taiwan Dollar	3,345,000	Dollar	109,854	12/7/18		243
United States
Dollar	80,404	Brazilian Real	330,000	12/4/18		(859)
United States
Dollar	131,457	Canadian Dollar	170,000	10/31/18		(254)
United States
Dollar	1,245,730	Euro	1,059,000	10/31/18		12,902
Goldman Sachs International
		United States
Australian Dollar	80,000	Dollar	58,094	10/31/18		(252)

Counterparty/	Purchased		Sold			Unrealized
Purchased	Currency	Currency	Currency	Settlement		Appreciation
Currency	Amounts	Sold	Amounts	Date		(Depreciation)($)
HSBC
United States		New Zealand
Dollar	52,827	Dollar	80,000	10/31/18		(212)
JP Morgan Chase Bank
		United States
Colombian Peso	224,815,000	Dollar	72,184	12/7/18		3,593
		United States
British Pound	85,000	Dollar	111,836	10/31/18		(880)
		United States
Singapore Dollar	160,000	Dollar	116,488	12/7/18		733
		United States
Taiwan Dollar	3,480,000	Dollar	113,744	12/7/18		796
United States
Dollar	124,718	Hong Kong Dollar	970,000	1/8/19		624
United States
Dollar	110,407	Hong Kong Dollar	860,000	4/10/19		250
United States
Dollar	110,505	Hungarian Forint	31,160,000	12/7/18		(2,014)
United States
Dollar	147,647	Romanian Leu	590,000	12/7/18		687
UBS
		United States
Czech Koruna	5,865,000	Dollar	265,783	12/7/18	†	(535)
United States
Dollar	265,783	Euro	226,776	12/7/18		925
United States
Dollar	19,317	Malaysian Ringgit	80,000	12/7/18		11
Gross Unrealized Appreciation						43,424
Gross Unrealized Depreciation						(8,857)

† Cross currency forward exchange contracts.
See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional	Currency/	(Pay) Receive		Unrealized
Amount†	Floating Rate	Fixed Rate (%)	Expiration	Appreciation ($)
	MXN - MEXICO
	INTERBANK TIIE
3,900,000	28 DAY	7.97	8/24/2023	456
Gross Unrealized Appreciation				456

† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by

NOTES

collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

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Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at September 30, 2018 are set forth in the Statement of Swap Agreements.

NOTES

At September 30, 2018, accumulated net unrealized depreciation on investments was $825,642, consisting of $314,705 gross unrealized appreciation and $1,140,347 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)